Property Plant and Equipment (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property Plant and Equipment (Textual)
Depreciation expense	$ 63,417	$ 127,677	$ 38,962